Trade receivables and Prepayments and other receivables (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade receivables and Prepayments and other receivable [Line Items]
At 1 January	$ 741	$ 596
Foreign exchange (income) loss	(147)	145
At 31 December	$ 594	$ 741